Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Oct. 01, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Jan. 31, 2019
Entity Inv Company Type	N-1A
HSBC High Yield Fund | Class A Shares
Risk/Return:
Trading Symbol	HBYAX
HSBC High Yield Fund | Class I Shares
Risk/Return:
Trading Symbol	HBYIX
HSBC Strategic Income Fund | Class A Shares
Risk/Return:
Trading Symbol	HBIAX
HSBC Strategic Income Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIIX